Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions		1 Months Ended		12 Months Ended
	Jul. 21, 2015 JPY (¥) TradingDay ¥ / shares	Apr. 30, 2019	Jun. 30, 2018 JPY (¥)	Mar. 31, 2019 JPY (¥) ¥ / shares	May 10, 2019 ¥ / shares	Mar. 31, 2018 JPY (¥) ¥ / shares	Sep. 30, 2016 JPY (¥)
Debt Instrument [Line Items]
Short-term borrowings				¥ 618,618		¥ 496,093
Long-term debt including current portion				740,833		848,973
EMI Music Publishing
Debt Instrument [Line Items]
Aggregate principal amount newly issued for repayment of borrowings and debt				¥ 350
Due date of unsecured notes				Jun. 15, 2024
Unsecured note annual interest rate				7.625%
Securities Pledged As Collaterals
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value				¥ 200,000
Pledged housing loans, book value				13,043
Long-term secured loan				412,560
Committed Lines of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity				¥ 522,453
Line of credit facility, period up to which company can borrow				180 days
Commercial Paper Programs
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity				¥ 1,054,950
Line of credit facility, period up to which company can borrow				270 days
Subsequent event | EMI Music Publishing
Debt Instrument [Line Items]
Due date of unsecured notes		Jul. 17, 2019
Percentage of Principal Amount Redeemed		105.719%
Cash settlements, variation margins of futures markets and certain other purposes
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value				¥ 8,822
Repurchase agreement, weighted average interest rate of 0.01%
Debt Instrument [Line Items]
Securities investments pledged as collateral, book value				363,322
Repurchase agreement, weighted average interest rate of 0.01% | Securities Pledged As Collaterals
Debt Instrument [Line Items]
Short-term borrowings				432,820
Secured Call Money Weighted Average Interest Rate 0.08% | Securities Pledged As Collaterals
Debt Instrument [Line Items]
Short-term borrowings				130,612
Marketable securities and securities investments pledged as collateral, book value				59,496
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 120,000			¥ 119,961		¥ 119,976
Debt instrument interest rate	130.00%
Stock acquisition rights, start date	Sep. 01, 2015
Stock acquisition rights, end date	Sep. 28, 2022
Conversion price per common share | ¥ / shares				¥ 5,008.0		¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares	¥ 25
Debt instrument outstanding percentage	100.00%
Debt instrument redeemable date	Jul. 21, 2020
Debt instrument conversion price percentage on consecutive trading days	130.00%
Debt instrument, convertible, consecutive trading days | TradingDay	20
Basis for conversion bonds outstanding				If the closing sales price per share of Sony's common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares	¥ 3,526.5
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares				¥ 25
Unsecured zero coupon convertible bonds, due 2022 | Maximum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares	¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares				¥ 35
Unsecured zero coupon convertible bonds, due 2022 | Subsequent event
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares					¥ 4,996.0
Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount newly issued for repayment of borrowings and debt							¥ 200,000
Aggregate principal amount repaid			¥ 150,000